Commitments and Contingent Liabilities - FronThera Contingent Consideration (Details) - FronThera - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2024	Dec. 31, 2022	Dec. 31, 2024	Mar. 31, 2021
FronThera Contingent Consideration
Milestone payment obligation			$ 0.0
Clinical milestones
FronThera Contingent Consideration
Contingent consideration liability				$ 120.0
Milestone payment made	$ 23.0	$ 37.0
Milestone payment obligation				70.0
Approval milestones | Maximum
FronThera Contingent Consideration
Milestone payment obligation				$ 50.0